Dear Shareholders:
-------------------------------------------------------------------------------
   During the first half of 1999, gold spot prices reached a high of $295 per ounce but retreated sharply as the news of bullion sales were given more and more emphasis in the press. Gold ended the first half at $262.50 an ounce, at the time a 20-year low. The Fund's total return was negative 0.99%* compared to a total return of negative 3.12% for the average gold-oriented mutual fund monitored by Lipper, Inc.

Portfolio Review

   Within this difficult environment, the Lexington Goldfund concentrated its investments on the highest quality, most liquid gold producers. These companies possess attractive production profiles, low cost operations and solid management teams. In addition to focusing on quality names in the gold sector, the Fund's holdings in platinum and diamond producers enjoyed substantially higher relative returns, which helped the Fund's performance.

   The outlook for the gold environment will remain volatile. While it appears that opposition by the U.S. Congress may impede gold sales by the International Monetary Fund ("IMF"), the Bank of England will continue bimonthly gold sales through the end of 1999. This will continue to keep a ceiling on the bullion price.

   As has been the Fund's practice, we will continue to emphasize well-recognized gold producers and producers of other precious materials. We believe this approach will continue to keep the Fund's relative performance attractively positioned compared to similar investments.

Market Outlook

   The environment for gold shares in the last six months has been volatile, but with an extremely negative bias. This condition has been brought about by fears on metal sales by the IMF, the Swiss Government, and finally, the Bank of England. The latter is especially damaging considering the Bank's pivotal role in the establishment of the gold standard.

   Overall gold demand, thus far in 1999, has been quite strong. As measured by the World Gold Council, tonnage consumed in the first quarter was up 62% compared to the year earlier period. Sharp increases were experienced in North America and Asia where it appears the economic pressures of last year are over.

Year 2000 -- Investment Decisions

   When evaluating current and potential portfolio positions, Year 2000 readiness is one of the factors the Fund's manager considers. The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness. If a company in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the Fund's performance. A further discussion of Year 2000 issues is included in the footnotes of the financial statements, which are included in this report.

   We appreciate the support of our shareholders and would be happy to respond to any questions or comments you may have. Please feel free to call us at 1-800-526-0056 or visit our website at www.lexingtonfunds.com.

Sincerely,

/s/ James A. Vail         /s/ Robert M. DeMichele
--------------------      -----------------------
James A. Vail             Robert M. DeMichele
Portfolio Manager         President
August, 1999              August, 1999


* (2.18%), (10.24%), and (3.38%) are the one, five, and ten year average annual standard total returns, respectively, for the period ended June 30, 1999. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies. Total return represents past performance and is not predictive of future results. There is no guarantee that the Fund can achieve its objective.

                     Portfolio Summary as of June 30, 1999
                                  (unaudited)

     [PIE CHART APPEARS HERE]

                               Asset Allocation

     Common Stocks                 85%
     Gold Bullion                  10%
     Cash & Cash Equivalents        5%

     [PIE CHART APPEARS HERE]

     Country Breakdown (Excludes 10% Gold Bullion and 5% Cash Equivalents)

     South Africa                  27%
     Canada                        24%
     United States                 20%
     Australia                     10%
     Ghana                          3%
     United Kingdom                 1%

                      Top Ten Holdings (49% of Portfolio)

   1. Freeport McMoran Copper & Gold - United States
   2. Anglogold, Ltd. - South Africa
   3. Placer Dome, Inc. - Canada
   4. Stillwater Mining Company - United States
   5. Barrick Gold Corporation - Canada
   6. Anglo American Platinum Corporation, Ltd. - South
      Africa
   7. Newmont Mining Corporation - United States
   8. Gold Fields, Ltd. - South Africa
   9. Delta Gold NL - Australia
   10. Acacia Resources, Ltd. - Australia

Lexington Goldfund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 1999 (unaudited)

 Number of                                                             Value
   Shares                          Security                          (Note 1)
-------------------------------------------------------------------------------
            COMMON STOCKS: 84.9%
            Australia: 9.6%
  1,400,000 Acacia Resources, Ltd. ..............................   $ 1,621,709
  1,350,000 Delta Gold NL........................................     1,921,229
    235,000 Newcrest Mining, Ltd./2/.............................       527,631
  1,752,539 Normandy Mining, Ltd. ...............................     1,167,004
    491,000 Ranger Minerals, Ltd. ...............................       763,759
    248,285 Sons of Gwalia, Ltd. ................................       653,601
                                                                    -----------
                                                                      6,654,933
                                                                    -----------
            Canada: 24.0%
    238,000 Agnico-Eagle Mines, Ltd..............................     1,472,625
     84,607 Barrick Gold Corporation.............................     1,639,261
    100,000 Barrick Gold Corporation/1/..........................     1,918,857
     95,400 Cambior, Inc. .......................................       310,050
    300,000 Claude Resources, Inc./2/............................       297,963
     50,000 Colony Pacific Explorations, Ltd.
             (Warrants)/1/,/2/...................................        --
     20,000 Dia Met Minerals, Ltd."A"/2/.........................       291,882
     25,000 Dia Met Minerals, Ltd. "B"/2/........................       430,729
     50,000 Etruscan Resources, Inc./2/..........................        20,270
     55,000 Franco Nevada Mining Corporation, Ltd. ..............       850,986
    433,400 Geomaque Explorations, Ltd./2/.......................       231,334
    300,000 Goldcorp, Inc."A"/2/.................................     1,469,547
    373,600 IAMGOLD, International African Mining Gold
             Corporation/2/......................................       757,273
    500,000 Kinross Gold Corporation/2/..........................       841,189
    320,000 Meridian Gold, Inc./2/...............................     1,481,033
     50,000 Namibian Minerals Corporation........................       174,219
    371,000 Placer Dome, Inc. ...................................     4,382,437
                                                                    -----------
                                                                     16,569,655
                                                                    -----------
            Ghana: 3.4%
    133,709 Ashanti Goldfields Company, Ltd. ....................       925,935
    199,642 Ashanti Goldfields Company, Ltd. (GDR)...............     1,385,016
                                                                    -----------
                                                                      2,310,951
                                                                    -----------
            South Africa: 27.3%
    121,749 Anglo American Platinum Corporation, Ltd. ...........     2,840,793

 Number of                                                             Value
   Shares                          Security                          (Note 1)
-------------------------------------------------------------------------------
            South Africa (continued):
    118,749 Anglogold, Ltd.......................................   $ 5,116,523
      5,795 Anglogold, Ltd. (ADR)................................       124,592
    136,363 Anglovaal Mining, Ltd. ..............................       881,318
    447,918 Avgold, Ltd./2/......................................       244,211
     40,000 De Beers Centenary AG................................       958,517
    132,080 Durban Roodepoort Deep, Ltd./2/......................       227,637
     33,700 Durban Roodepoort Deep, Ltd. (Options, expiring
             06/30/02)/2/........................................        12,845
    154,480 Durban Roodepoort Deep, Ltd. (Options, expiring
             12/31/99)/2/........................................        34,560
     35,100 Gencor, Ltd. ........................................        96,558
    639,134 Gold Fields, Ltd. ...................................     2,192,473
    341,656 Harmony Gold Mining, Ltd./2/.........................     1,607,974
     24,460 Impala Platinum Holdings, Ltd........................       615,318
    227,352 JCI Gold, Ltd./2/....................................       207,221
    404,366 Randfontein Estates, Ltd.............................       696,915
    324,500 Randgold and Exploration Company, Ltd./2/............       387,185
     80,972 Sasol, Ltd. .........................................       577,670
    352,900 St. Helena Gold Mines, Ltd...........................       964,955
    200,000 West Rand Consolidated Mines, Ltd./2/................       323,152
    231,832 Western Areas, Ltd./2/...............................       729,959
                                                                    -----------
                                                                     18,840,376
                                                                    -----------
            United Kingdom: 1.0%
     15,000 Anglo American Plc/2/................................       700,990
                                                                    -----------

            United States: 19.6%
    177,600 Freeport McMoran Copper & Gold "A"...................     2,974,800
    142,100 Freeport McMoran Copper & Gold "B"...................     2,548,919
    189,570 Homestake Mining Company.............................     1,552,104
    140,170 Newmont Mining Corporation...........................     2,785,879
    112,500 Stillwater Mining Company/2/.........................     3,677,344
                                                                    -----------
                                                                     13,539,046
                                                                    -----------
            TOTAL COMMON STOCKS (cost $80,577,265)...............    58,615,951
                                                                    -----------


Lexington Goldfund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
June 30, 1999 (unaudited) (continued)

 Number of Shares
        or                                                              Value
 Principal Amount                     Security                        (Note 1)
--------------------------------------------------------------------------------
                  GOLD BULLION: 9.7%
                  25,458 fine ounces
                   (cost $9,832,907)/2/...........................   $ 6,682,609
                                                                     -----------

                  SHORT-TERM INVESTMENTS: 2.9%
                  U.S. Government Obligations
    $1,000,000    U.S. Treasury Bills,
                   4.30%, due 09/16/99............................       990,180
     1,000,000    U.S. Treasury Bills,
                   4.46%, due 10/14/99............................       986,460
                                                                     -----------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $1,977,864)..............................     1,976,640
                                                                     -----------

                                     Value
              Security             (Note 1)
---------------------------------------------
     TOTAL INVESTMENTS: 97.5%
      (cost $92,388,036+) (Note
      1) ......................   $67,275,200
     Other assets in excess of
      liabilities: 2.5%........     1,718,991
                                  -----------
     TOTAL NET ASSETS: 100.0%
      (equivalent to $3.00 per
      share on 23,014,590
      shares outstanding)......   $68,994,191
                                  ===========

--------

/1/Restricted security (Note 7).
/2/Non-income producing security.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
+ Aggregate cost for Federal income tax purposes is $93,850,392.


   The Notes to Financial Statements are an integral part of this statement.

Lexington Goldfund, Inc.
Statement of Assets and Liabilities
June 30, 1999 (unaudited)

Assets
Investments, at value (cost $92,388,036) (Note 1)............... $ 67,275,200
Cash............................................................    1,518,075
Due from Lexington Management Corporation (Note 2)..............        2,659
Receivable for investment securities sold.......................      302,147
Receivable for shares sold......................................      242,525
Dividends and interest receivable...............................        9,606
                                                                 ------------
   Total Assets.................................................   69,350,212
                                                                 ------------
Liabilities
Payable for shares redeemed.....................................      101,834
Accrued expenses................................................      254,187
                                                                 ------------
   Total Liabilities............................................      356,021
                                                                 ------------
Net Assets (equivalent to $3.00 per share on 23,014,590 shares outstanding) (Note 4).......................................... $ 68,994,191
                                                                 ============
Net Assets consist of:
Capital stock -- authorized 500,000,000 shares, $.001 par value
 per share...................................................... $     23,015
Additional paid-in capital......................................  170,478,307
Accumulated net investment loss.................................     (482,782)
Accumulated net realized loss on investments and foreign
 currency transactions..........................................  (75,909,800)
Unrealized depreciation of investments and foreign currency
 translation of other assets and liabilities....................  (25,114,549)
                                                                 ------------
   Total Net Assets............................................. $ 68,994,191
                                                                 ============

Lexington Goldfund, Inc.
Statement of Operations
Six months ended June 30, 1999 (unaudited)

Investment Income
 Dividends.......................................... $   372,295
 Interest...........................................      68,512
                                                     -----------
                                                         440,807
 Less: foreign tax expense..........................       9,855
                                                     -----------
 Total investment income............................              $    430,952
Expenses
 Investment advisory fee (Note 2)...................     251,902
 Transfer agent and shareholder servicing expenses
  (Note 2)..........................................      67,330
 Distribution expenses (Note 3).....................      44,252
 Printing and mailing expenses......................      36,691
 Professional fees..................................      29,450
 Accounting expenses (Note 2).......................      23,382
 Custodian expenses.................................      22,304
 Registration fees..................................      12,982
 Directors' fees and expenses.......................      11,176
 Computer processing fees...........................       6,238
 Other expenses.....................................      22,560
                                                     -----------
 Total expenses.....................................                   528,267
                                                                  ------------
 Net investment loss................................                   (97,315)
Realized and Unrealized Gain (Loss) on Investments
 (Note 5)
Net realized loss on:
 Investments........................................ (10,850,179)
 Foreign currency transactions......................        (849)
                                                     -----------
   Net realized loss................................               (10,851,028)
Net change in unrealized depreciation on:
 Investments........................................  10,752,133
 Foreign currency translation of other assets and
  liabilities.......................................         623
                                                     -----------
   Net change in unrealized depreciation............                10,752,756
                                                                  ------------
Net realized and unrealized loss....................                   (98,272)
                                                                  ------------
Decrease in Net Assets Resulting from Operations....              $   (195,587)
                                                                  ============

  The Notes to Financial Statements are an integral part of these statements.

Lexington Goldfund, Inc.
Statements of Changes in Net Assets

                                             Six months ended
                                              June 30, 1999      Year ended
                                               (unaudited)    December 31, 1998
                                             ---------------- -----------------
Net investment income (loss)................   $    (97,315)    $     45,698
Net realized loss from investment and
 foreign currency transactions..............    (10,851,028)      (9,797,656)
Net change in unrealized depreciation of
 investments and foreign currency
 translation................................     10,752,756        6,918,845
                                               ------------     ------------
  Decrease in net assets resulting from
   operations...............................       (195,587)      (2,833,113)
Distributions to shareholders from net
 investment income (Note 1).................        --               (52,416)
Increase in net assets from capital share
 transactions (Notes 1 and 4)...............     18,348,482           19,732
                                               ------------     ------------
  Net increase (decrease) in net assets.....     18,152,895       (2,865,797)
Net Assets:
 Beginning of period........................     50,841,296       53,707,093
                                               ------------     ------------
 End of period (including accumulated net
  investment loss of $482,782 and
  distributions in excess of net investment
  income of $83,069 in 1999 and 1998,
  respectively).............................   $ 68,994,191     $ 50,841,296
                                               ============     ============

  The Notes to Financial Statements are an integral part of these statements.

Lexington Goldfund, Inc.
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998

1.Significant Accounting Policies
Lexington Goldfund, Inc. (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to attain capital appreciation and as such hedge against loss of buying power as may be obtained through investment in gold and equity securities of companies engaged in mining or processing gold throughout the world. On February 18, 1999, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization and Liquidation providing for the transfer of all or substantially all of the Lexington Strategic Investments Fund, Inc.'s ("Strategic Investments") assets and liabilities to the Fund in a tax free exchange of capital stock of the Fund at net asset value and the assumption of stated liabilties (the "Exchange"). The Exchange was approved by the shareholders of Strategic Investments on June 22, 1999, and was completed after the close of business on June 25, 1999 at which time 14,495,064 shares valued at $1.23 per share, representing net assets of $17,841,616 (including $9,295,470 net unrealized depreciation of investments) were exchanged by Strategic Investments for the respective number of shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Investments Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market and gold bullion are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

   Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

The Fund authorizes its custodian to place and maintain equity securities in a segregated account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward foreign currency contracts entered into with respect to position hedges. There are no forward foreign currency contracts outstanding at June 30, 1999.

Lexington Goldfund, Inc.
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)

1.Significant Accounting Policies (continued)
   Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

   Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

   Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Investment Advisory Fee and Other Transactions with Affiliate
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets up to $50 million and at an annual rate of 0.75% thereafter. For 1999, LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees and extraordinary expenses, but including management fee and operating expenses) to an annual rate of 2.50% of the Fund's average net assets. No reimbursement was required for the six months ended June 30, 1999.

The Fund reimburses LMC for certain expenses, including accounting and shareholder servicing costs of $49,270, which are incurred by the Fund, but paid by LMC.

3.Distribution Plan
The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1999 were $44,252 and are set forth in the statement of operations.

Lexington Goldfund, Inc.
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)


4.Capital Stock
Transactions in capital stock were as follows:

                             Six months ended
                               June 30, 1999               Year ended
                                (unaudited)            December 31, 1998
                          ------------------------  -------------------------
                            Shares       Amount       Shares        Amount
                            ------       ------       ------        ------
Shares sold..............  4,266,614  $ 13,214,309   15,653,921  $ 51,873,043
Shares issued on
 reinvestment of
 dividends...............     --           --            15,753        46,630
Shares issued in
 connection with
 reorganization..........  6,190,600    17,841,616      --            --
                          ----------  ------------  -----------  ------------
                          10,457,214    31,055,925   15,669,674    51,919,673
Shares redeemed.......... (4,197,515)  (12,707,443) (15,516,610)  (51,899,941)
                          ----------  ------------  -----------  ------------
Net increase ............  6,259,699  $ 18,348,482      153,064  $     19,732
                          ==========  ============  ===========  ============

5.Investment Transactions
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1999, excluding short-term securities, were $12,435,851 and $12,958,628, respectively.

At June 30, 1999, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,868,040 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $30,443,232.

6.Investment and Concentration Risks
The Fund makes significant investments in foreign securities and has a policy of investing in gold and in the securities of companies engaged in mining or processing of gold. There are certain risks involved in investing in foreign securities or concentrating in specific industries that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from potentially adverse political and economic developments as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

  Year 2000 Compliance Risk The Fund seeks to ensure that the operating and processing systems of the companies in which it invests will continue to function when the Year 2000 arrives. However, the risk exists that one or more of these companies may not be adequately prepared for the Year 2000 which could have a material impact on the company itself and on the Fund's investment in that company.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

Lexington Goldfund, Inc.
Notes to Financial Statements
June 30, 1999 (unaudited) and December 31, 1998 (continued)



7.Restricted Securities
The following securities were purchased under Rule 144A of the Securities Act of 1933 or issued in private placements and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors. Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

                                      Aquisition           Market   Percent of
              Security                   Date    Shares    Value    Net Assets
              --------                ---------- ------- ---------- ----------
Barrick Gold Corporation.............  02/03/99  100,000 $1,918,857    2.78%
Colony Pacific Explorations, Ltd.
 (Warrants)..........................  04/28/97   50,000     --        0.00
                                                         ----------    ----
                                                         $1,918,857    2.78%
                                                         ==========    ====

Lexington Goldfund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                          Six months ended      Year ended December 31,
                           June 30, 1999   -------------------------------------
                            (unaudited)     1998      1997      1996      1995
                          ---------------- -------  --------  --------  --------
Net asset value,
 beginning of period....        $3.03        $3.24     $5.97     $6.24     $6.37
                               ------       ------    ------    ------    ------
Income (loss) from
 investment operations:
 Net investment income
  (loss)................        (0.02)        --        --        0.02      --
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions..........        (0.01)       (0.21)    (2.52)     0.50     (0.12)
                               ------       ------    ------    ------    ------
Total income (loss) from
 investment operations..        (0.03)       (0.21)    (2.52)     0.52     (0.12)
                               ------       ------    ------    ------    ------
Less distributions:
 Distributions from net
  investment income.....         --           --       (0.21)    (0.79)    (0.01)
                               ------       ------    ------    ------    ------
Net asset value, end of
 period.................        $3.00        $3.03     $3.24     $5.97     $6.24
                               ======       ======    ======    ======    ======
Total return............      (2.00)%*     (6.39)%  (42.98)%     7.84%   (1.89)%
Ratio to average net
 assets:
 Expenses...............        2.09%*       1.74%     1.65%     1.60%     1.70%
 Net investment income
  (loss)................      (0.38)%*       0.08%     0.17%   (0.32)%     0.07%
Portfolio turnover
 rate...................       50.16%*      28.93%    38.32%    31.04%    40.41%
Net assets, end of
 period (000's
 omitted)...............      $68,994      $50,841   $53,707  $109,287  $135,779

--------
* Annualized.

Lexington
Goldfund, Inc.

Investment Adviser
------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Distributor
------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


    All shareholder
    requests for
    services of any
    kind should be sent
    to:

    Transfer Agent
   ---------------------
    STATE STREET BANK
    AND
    TRUST COMPANY
    c/o National
    Financial Data
    Services
    330 West Ninth
    Street
    Kansas City,
    Missouri 64105

    Or call toll free:
    Service and Sales:
    1-800-526-0056
    24 Hour Account
    Information:
    1-800-526-0052


  www.lexingtonfunds.com
 -----------------------------------

(800) 526-0052

"LEXLINE"
24 hour toll-free telephone access to your
Lexington Fund account
Price/Yield . Account Balances . Exchanges .
Last Transactions . Total Return . Duplicate Statements
--------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Goldfund, Inc.
and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                                                             LEXINGTON
                                                             GOLDFUND,
                                                               INC.

                                                  ------------------------------
                                                  Seeks capital appreciation and
                                                    as such hedge against loss
                                                   of buying power as may be
                                                  obtained through investment in
                                                    gold and equity securities
                                                  of companies engaged in mining
                                                  or processong gold throughout
                                                            the world
                                                  ------------------------------

                                                [LOGO OF LEXINGTON APPEARS HERE]